UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments

Real Estate Securities Fund

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (96.5%)	Value
Diversified REITS (7.2%)
9,419	Colonial Properties Trust	$91,647
4,011	Cousins Properties, Inc.	33,211
40,138	Liberty Property Trust	1,305,689
5,100	PS Business Parks, Inc.	261,732
63,716	Vornado Realty Trust	4,103,948
11,380	Washington Real Estate Investment Trust	327,744

	Total Diversified REITS	6,123,971

Financials (7.1%)
4,000	iShares Cohen & Steers Realty Majors Index Fund	194,480
97,851	iShares Dow Jones U.S. Real Estate Index Fund	4,174,324
416	SPDR DJ Wilshire International Real Estate ETF	14,809
38,034	Vanguard REIT ETF	1,579,172

	Total Financials	5,962,785

Foreign (0.6%)
44,000	Brookfield Properties Corporation	495,440

	Total Foreign	495,440

Hotels, Resorts & Cruise Lines (0.8%)
19,079	Starwood Hotels & Resorts Worldwide, Inc.	630,179

	Total Hotels, Resorts & Cruise Lines	630,179

Industrial REITS (4.7%)
55,543	AMB Property Corporation	1,274,712
78,382	DCT Industrial Trust, Inc.	400,532
6,725	DuPont Fabros Technology, Inc.[a]	89,644
9,500	EastGroup Properties, Inc.	363,090
5,000	First Industrial Realty Trust, Inc.[b]	26,250
6,100	First Potomac Realty Trust	70,516
149,323	ProLogis Trust	1,779,930

	Total Industrial REITS	4,004,674

Mortgage REITS (0.3%)
8,987	Annaly Capital Management, Inc.	163,024
5,000	Anworth Mortgage Asset Corporation	39,400
7,200	MFA Mortgage Investments, Inc.	57,312

	Total Mortgage REITS	259,736

Office REITS (16.4%)
18,450	Alexandria Real Estate Equities, Inc.	1,002,757
31,353	BioMed Realty Trust, Inc.	432,671
55,900	Boston Properties, Inc.	3,664,245
50,096	Brandywine Realty Trust	553,060
25,870	Corporate Office Properties Trust	954,086
43,625	Digital Realty Trust, Inc.	1,994,099
46,793	Douglas Emmett, Inc.	574,618
64,600	Duke Realty Corporation	775,846
11,800	Franklin Street Properties Corporation	154,580
23,131	Highwoods Properties, Inc.	727,470
19,540	HRPT Properties Trust	146,941
19,450	Kilroy Realty Corporation	539,543
3,577	Lexington Corporate Properties Trust	18,243
30,325	Mack-Cali Realty Corporation	980,407

Shares	Common Stock (96.5%)	Value
Office REITS (16.4%) - continued
1,700	Parkway Properties, Inc.	$33,490
29,941	SL Green Realty Corporation	1,312,913

	Total Office REITS	13,864,969

Real Estate Operating Companies (0.3%)
16,000	Forest City Enterprises	213,920

	Total Real Estate Operating Companies	213,920

Residential REITS (14.9%)
24,550	American Campus Communities, Inc.	659,167
36,449	Apartment Investment & Management Company	537,623
36,053	AvalonBay Communities, Inc.	2,622,135
18,300	BRE Properties, Inc.	572,790
30,040	Camden Property Trust	1,210,612
8,850	Education Realty Trust, Inc.	52,481
13,271	Equity Lifestyle Properties, Inc.	567,866
104,794	Equity Residential REIT	3,217,176
15,300	Essex Property Trust, Inc.	1,217,574
12,200	Home Properties, Inc.	525,698
11,188	Mid-America Apartment Communities, Inc.	504,914
15,588	Post Properties, Inc.	280,584
42,313	UDR, Inc.	666,007

	Total Residential REITS	12,634,627

Retail REITS (21.5%)
17,076	Acadia Realty Trust	257,335
31,068	CBL & Associates Properties, Inc.	301,359
30,071	Developers Diversified Realty Corporation	277,856
9,519	Equity One, Inc.	149,163
31,680	Federal Realty Investment Trust	1,944,201
3,048	Glimcher Realty Trust	11,186
20,000	Inland Real Estate Corporation	175,200
112,717	Kimco Realty Corporation	1,469,830
12,500	Kite Realty Group Trust	52,125
46,042	Macerich Company	1,396,454
30,000	National Retail Properties, Inc.	644,100
3,000	Ramco-Gershenson Properties Trust	26,760
13,075	Realty Income Corporation	335,374
38,000	Regency Centers Corporation	1,407,900
2,900	Saul Centers, Inc.	93,090
109,827	Simon Property Group, Inc.	7,625,289
16,749	Tanger Factory Outlet Centers, Inc.	625,408
25,700	Taubman Centers, Inc.	927,256
23,700	Weingarten Realty Investors	472,104

	Total Retail REITS	18,191,990

Specialized REITS (22.7%)
26,702	DiamondRock Hospitality Company[a]	216,286
12,337	Entertainment Properties Trust	421,185
34,955	Extra Space Storage, Inc.	368,775
102,271	Health Care Property Investors, Inc.	2,939,269
40,326	Health Care REIT, Inc.	1,678,368
17,500	Healthcare Realty Trust, Inc.	369,775
22,348	Hospitality Properties Trust	455,229
196,640	Host Marriott Corporation	2,314,453

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Real Estate Securities Fund

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (96.5%)	Value
Specialized REITS (22.7%) - continued
18,300	LaSalle Hotel Properties	$359,778
5,500	LTC Properties, Inc.	132,220
7,587	Medical Properties Trust, Inc.	59,254
43,675	Nationwide Health Properties, Inc.	1,353,488
23,730	Omega Healthcare Investors, Inc.	380,155
15,402	Plum Creek Timber Company, Inc.	471,917
50,810	Public Storage, Inc.	3,822,943
5,000	Rayonier, Inc. REIT	204,550
43,544	Senior Housing Property Trust	832,126
3,300	Sovran Self Storage, Inc.	100,419
17,229	Sunstone Hotel Investors, Inc.[a]	122,326
9,325	U-Store-It Trust	58,281
66,741	Ventas, Inc.	2,569,529

	Total Specialized REITS	19,230,326

	Total Common Stock (cost $102,475,901)	81,612,617

Principal Amount	Long-Term Fixed Income (0.6%)	Value
Asset-Backed Securities (0.1%)
	Residential Funding Mortgage Securities
76,374	4.470%, 7/25/2018[c]	72,009

	Total Asset-Backed Securities	72,009

Collateralized Mortgage Obligations (0.5%)
	Countrywide Home Loans, Inc.
99,974	5.484%, 3/20/2036	95,956
	Deutsche Alt-A Securities Mortgage Loan Trust
25,301	0.326%, 10/26/2009[d]	24,991
	Deutsche Alt-A Securities, Inc.
89,066	5.888%, 6/25/2036	83,457
	Impac Secured Assets Corporation
140,190	0.326%, 10/26/2009[d]	102,288
78,356	0.356%, 10/26/2009[d]	29,902
	J.P. Morgan Alternative Loan Trust
110,721	0.326%, 10/25/2009[d]	105,148

	Total Collateralized Mortgage Obligations	441,742

Commercial Mortgage-Backed Securities (<0.1%)
	Banc of America Commercial Mortgage, Inc.
2,868	4.875%, 6/10/2039	2,865

	Total Commercial Mortgage-Backed Securities	2,865

	Total Long-Term Fixed Income (cost $569,246)	516,616

Shares	Short-Term Investments (3.1%)	Value
2,638,504	Thrivent Money Market Fund	$2,638,504

	Total Short-Term Investments (at amortized cost)	2,638,504

	Total Investments (cost $105,683,651) 100.2%	$84,767,737

	Other Assets and Liabilities, Net (0.2%)	(144,657)

	Total Net Assets 100.0%	$84,623,080

a	Non-income producing security.
b	Denotes investments purchased on a when-issued or delayed delivery basis.
c	All or a portion of the security is insured or guaranteed.
d	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,240,265
Gross unrealized depreciation	(24,156,179)

Net unrealized appreciation (depreciation)	($20,915,914)

Cost for federal income tax purposes	$105,683,651

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Real Estate Securities Fund

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Real Estate Securities Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified REITS	6,123,971	6,123,971	–	–
Financials	5,962,785	5,962,785	–	–
Foreign	495,440	495,440	–	–
Hotels, Resorts & Cruise Lines	630,179	630,179	–	–
Industrial REITS	4,004,674	4,004,674	–	–
Mortgage REITS	259,736	259,736	–	–
Office REITS	13,864,969	13,864,969	–	–
Real Estate Operating Companies	213,920	213,920	–	–
Residential REITS	12,634,627	12,634,627	–	–
Retail REITS	18,191,990	18,191,990	–	–
Specialized REITS	19,230,326	19,230,326	–	–

Long-Term Fixed Income
Asset-Backed Securities	72,009	–	72,009	–
Collateralized Mortgage Obligations	441,742	–	441,742	–
Commercial Mortgage-Backed Securities	2,865	–	2,865	–
Short-Term Investments	2,638,504	2,638,504	–	–

Total	$84,767,737	$84,251,121	$516,616	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Fund, is as follows:

Fund	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$1,785,067	$8,599,571	$7,746,134	2,638,504	$2,638,504	$5,930
Thrivent Financial Securities Lending Trust	6,258,786	81,522,218	87,781,004	–	–	48,166
Total Value and Income Earned	8,043,853				2,638,504	54,096

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Equity Income Plus Fund

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (87.5%)	Value
Consumer Discretionary (9.8%)
3,800	Aaron’s, Inc.	$100,320
2,400	Advance Auto Parts, Inc.	94,272
4,800	Barnes & Noble, Inc.	106,656
3,600	Cato Corporation	73,044
3,400	Coach, Inc.	111,928
6,200	Comcast Corporation	104,718
3,500	Family Dollar Stores, Inc.	92,400
2,600	Fortune Brands, Inc.	111,748
3,000	Garmin, Ltd.	113,220
2,400	Guess ?, Inc.	88,896
5,800	H&R Block, Inc.	106,604
3,600	Home Depot, Inc.	95,904
3,000	John Wiley and Sons, Inc.	104,340
4,600	Lowe’s Companies, Inc.	96,324
1,400	Nordstrom, Inc.	42,756
2,900	Omnicom Group, Inc.	107,126
4,600	PetSmart, Inc.	100,050
4,400	RadioShack Corporation	72,908
2,100	Ross Stores, Inc.	100,317
3,000	Scripps Networks Interactive	110,850
13,500	Service Corporation International	94,635
1,600	Sherwin-Williams Company	96,256
2,600	Snap-On, Inc.	90,376
2,000	Stage Stores, Inc.	25,920
1,800	Tupperware Corporation	71,856
2,400	UniFirst Corporation	106,680
3,800	Walt Disney Company	104,348
3,600	Weight Watchers International, Inc.	98,784

	Total Consumer Discretionary	2,623,236

Consumer Staples (7.1%)
400	Archer-Daniels-Midland Company	11,688
3,400	Cal-Maine Foods, Inc.	91,018
4,100	Campbell Soup Company	133,742
8,900	Del Monte Foods Company	103,062
2,300	H.J. Heinz Company	91,425
3,200	Herbalife, Ltd.	104,768
3,100	Hormel Foods Corporation	110,112
9,500	Kraft Foods, Inc.	249,565
800	Nash Finch Company	21,872
5,900	Nu Skin Enterprises, Inc.	109,327
13,100	Philip Morris International, Inc.	638,494
5,100	Safeway, Inc.	100,572
10,500	Sara Lee Corporation	116,970

	Total Consumer Staples	1,882,615

Energy (15.8%)
15,000	BP plc ADR	798,450
13,900	Chevron Corporation	978,977
15,000	ConocoPhillips	677,400
1,800	EOG Resources, Inc.	150,318
12,000	Exxon Mobil Corporation	823,320
4,600	Linn Energy, LLC	105,386
7,300	Patterson-UTI Energy, Inc.	110,230
3,000	Peabody Energy Corporation	111,660
6,400	Spectra Energy Corporation	121,216
3,500	Tenaris SA ADR	124,670
2,200	Tidewater, Inc.	103,598
2,200	World Fuel Services Corporation	105,754

	Total Energy	4,210,979

Shares	Common Stock (87.5%)	Value
Financials (16.1%)
2,400	AFLAC, Inc.	$102,576
3,900	American Financial Group, Inc.	99,450
3,000	American Physicians Capital, Inc.	86,430
7,800	AmTrust Financial Services, Inc.	88,998
2,400	Aon Corporation	97,656
4,300	Arthur J. Gallagher & Company	104,791
29,300	Bank of America Corporation	495,756
11,200	BGC Partners, Inc.	47,936
5,100	Brown & Brown, Inc.	97,716
4,800	Capstead Mortgage Corporation	66,768
2,000	Chubb Corporation	100,820
9,500	CVB Financial Corporation	72,105
1,100	Delphi Financial Group, Inc.	24,893
3,600	HCC Insurance Holdings, Inc.	98,460
7,600	Hudson City Bancorp, Inc.	99,940
60	Itau Unibanco Holding SA ADR	1,209
19,100	J.P. Morgan Chase & Company	836,962
4,000	Moody’s Corporation	81,840
2,300	National Interstate Corporation	40,250
5,000	National Retail Properties, Inc.	107,350
1,400	PartnerRe, Ltd.	107,716
3,400	Plum Creek Timber Company, Inc.	104,176
6,500	PNC Financial Services Group, Inc.	315,835
800	Principal Financial Group, Inc.	21,912
1,400	Public Storage, Inc.	105,336
2,400	Reinsurance Group of America, Inc.	107,040
4,600	Republic Bancorp, Inc.	91,816
1,800	RLI Corporation	95,004
6,000	Selective Insurance Group, Inc.	94,380
5,200	Senior Housing Property Trust	99,372
5,200	SWS Group, Inc.	74,880
4,300	UnumProvident Corporation	92,192
400	Wesco Financial Corporation	130,200
3,800	Willis Group Holdings, Ltd.	107,236

	Total Financials	4,299,001

Health Care (10.3%)
3,400	Aetna, Inc.[a]	94,622
5,300	AstraZeneca plc	238,235
13,100	Bristol-Myers Squibb Company	295,012
6,900	IMS Health, Inc.	105,915
18,000	Merck & Company, Inc.	569,340
43,600	Pfizer, Inc.	721,580
1,800	Quest Diagnostics, Inc.	93,942
2,200	Teleflex, Inc.	106,282
3,400	UnitedHealth Group, Inc.	85,136
1,600	Universal Health Services, Inc.	99,088
6,900	Wyeth	335,202

	Total Health Care	2,744,354

Industrials (8.0%)
4,800	Actuant Corporation	77,088
4,200	Apogee Enterprises, Inc.	63,084
2,600	Badger Meter, Inc.	100,594
3,000	Carlisle Companies, Inc.	101,730
2,200	Caterpillar, Inc.	112,926
8,900	Comfort Systems USA, Inc.	103,151
2,400	Con-way, Inc.	91,968
2,600	Cubic Corporation	102,622
1,300	Deluxe Corporation	22,230
6,300	Federal Signal Corporation	45,297

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Equity Income Plus Fund

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (87.5%)	Value
Industrials (8.0%) - continued
36,200	General Electric Company	$594,404
5,600	Herman Miller, Inc.	94,696
1,400	Joy Global, Inc.	68,516
1,200	Lockheed Martin Corporation	93,696
2,000	Parker-Hannifin Corporation	103,680
2,200	Raytheon Company	105,534
5,500	Rollins, Inc.	103,675
1,800	Tennant Company	52,308
2,600	Toro Company	103,402

	Total Industrials	2,140,601

Information Technology (8.0%)
2,900	Accenture plc	108,083
4,700	CA, Inc.	103,353
7,200	Daktronics, Inc.	61,704
13,800	Himax Technologies, Inc. ADR	45,954
33,200	Intel Corporation	649,724
4,300	Jack Henry & Associates, Inc.	100,921
3,600	Linear Technology Corporation	99,468
13,100	Micrel, Inc.	106,765
27,700	Microsoft Corporation	717,153
4,700	Oracle Corporation	97,948
1,200	Patni Computer Systems, Ltd. ADR	22,200
1,500	Texas Instruments, Inc.	35,535

	Total Information Technology	2,148,808

Materials (2.9%)
4,100	Balchem Corporation	107,830
3,700	Bemis Company, Inc.	95,867
1,200	CF Industries Holdings, Inc.	103,476
1,400	Innophos Holdings, Inc.	25,900
2,400	Scotts Miracle-Gro Company	103,080
1,800	Stepan Company	108,144
3,000	Terra Industries, Inc.	104,010
3,900	Valspar Corporation	107,289
400	Walter Energy, Inc.	24,024

	Total Materials	779,620

Telecommunications Services (6.5%)
32,100	AT&T, Inc.[a]	867,021
3,300	CenturyTel, Inc.	110,880
27,400	Qwest Communications International, Inc.	104,394
2,300	Turkcell Iletisim Hizmetleri AS ADR	41,101
20,300	Verizon Communications, Inc.	614,481

	Total Telecommunications Services	1,737,877

Utilities (3.0%)
3,300	AGL Resources, Inc.	116,391
1,400	Centrais Eletricas Brasileiras SA ADR	21,658
1,400	Companhia Energetica de Minas Gerais ADR	21,280
4,300	Empresa Nacional de Electricidad SA ADR	201,541
2,400	Energen Corporation	103,440
6,100	Enersis SA ADR	112,545
1,600	MDU Resources Group, Inc.	33,360
2,900	South Jersey Industries, Inc.	102,370

Shares	Common Stock (87.5%)	Value
Utilities (3.0%) - continued
3,900	UGI Corporation	$97,734

	Total Utilities	810,319

	Total Common Stock (cost $23,618,493)	23,377,410

Shares	Preferred Stock (0.4%)	Value
Financials (0.2%)
2,000	U.S. Bancorp, 7.875%	54,300

	Total Financials	54,300

Utilities (0.2%)
1,720	Xcel Energy, Inc., 7.600%	44,686

	Total Utilities	44,686

	Total Preferred Stock (cost $93,886)	98,986

Shares or Principal Amount	Short-Term Investments (12.0%)[b]	Value
	Federal Home Loan Bank Discount Notes
300,000	0.200%, 3/17/2010[c]	299,726
2,922,953	Thrivent Money Market Fund	2,922,953

	Total Short-Term Investments (at amortized cost)	3,222,679

	Total Investments (cost $26,935,058) 99.9%	$26,699,075

	Other Assets and Liabilities, Net 0.1%	13,948

	Total Net Assets 100.0%	$26,713,023

a	All or a portion of the security was earmarked to cover options.
b	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
c	At September 30, 2009, $299,726 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$570,481
Gross unrealized depreciation	(806,464)

Net unrealized appreciation (depreciation)	($235,983)

Cost for federal income tax purposes	$26,935,058

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Equity Income Plus Fund

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Equity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	2,623,236	2,623,236	–	–
Consumer Staples	1,882,615	1,882,615	–	–
Energy	4,210,979	4,210,979	–	–
Financials	4,299,001	4,299,001	–	–
Health Care	2,744,354	2,744,354	–	–
Industrials	2,140,601	2,140,601	–	–
Information Technology	2,148,808	2,148,808	–	–
Materials	779,620	779,620	–	–
Telecommunications Services	1,737,877	1,737,877	–	–
Utilities	810,319	810,319	–	–
Preferred Stock
Financials	54,300	54,300	–	–
Utilities	44,686	44,686	–	–
Short-Term Investments	3,222,679	2,922,953	299,726	–
Total	$26,699,075	$26,399,349	$299,726	$–

Other Financial Instruments*	$58,623	$58,623	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	51	December 2009	$2,627,238	$2,684,895	$57,657
Total Futures Contracts					$57,657

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	10	$1,090.00	October 2009	($2,800)	$966
Total Call Options Written				($2,800)	$966

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Equity Income Plus Fund, is as follows:

Fund	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$1,634,430	$11,164,823	$9,876,300	2,922,953	$2,922,953	$11,629
Total Value and Income Earned	1,634,430				2,922,953	11,629

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Bank Loans (0.1%)[a]	Value
Financials (0.1%)
	Nuveen Investments, Inc., Term Loan
$140,000	12.500%, 7/9/2015	$139,766

	Total Financials	139,766

	Total Bank Loans (cost $126,361)	139,766

Principal Amount	Long-Term Fixed Income (64.3%)	Value
Asset-Backed Securities (6.0%)
	Americredit Automobile Receivables Trust
873,417	5.490%, 7/6/2012[b]	888,368
	GAMUT Reinsurance, Ltd.
850,000	7.488%, 11/2/2009[c,d]	837,760
250,000	15.488%, 11/2/2009[c,d]	190,000
	GMAC Mortgage Corporation Loan Trust
1,000,000	6.180%, 5/25/2036[b]	846,403
	GSAMP Trust
1,845,774	0.426%, 10/26/2009[d]	1,295,175
	Merna Re, Ltd.
600,000	2.033%, 12/31/2009[c,d]	583,620
600,000	3.033%, 12/31/2009[c,d]	588,120
	Renaissance Home Equity Loan Trust
1,450,000	5.797%, 8/25/2036	933,862
	Residential Asset Mortgage Products, Inc.
1,485,810	4.547%, 12/25/2034	1,309,035
	Residential Funding Mortgage Securities
458,244	4.470%, 7/25/2018[b]	432,052

	Total Asset-Backed Securities	7,904,395

Basic Materials (3.0%)
	Arch Western Finance, LLC
220,000	6.750%, 7/1/2013	216,425
	Domtar Corporation
285,000	7.125%, 8/15/2015	279,300
	Drummond Company, Inc.
320,000	7.375%, 2/15/2016[c]	281,600
	FMG Finance, Pty. Ltd.
320,000	10.625%, 9/1/2016[c]	354,400
	General Cable Corporation, Convertible
140,000	1.000%, 10/15/2012	119,700
	Georgia-Pacific, LLC
120,000	8.125%, 5/15/2011	124,500
490,000	7.125%, 1/15/2017[c]	478,975
	Graphic Packaging International, Inc.
300,000	9.500%, 8/15/2013	309,000
	Griffin Coal Mining Company, Pty. Ltd.
320,000	9.500%, 12/1/2016[c]	224,000
	Jefferson Smurfit Corporation
100,000	8.250%, 10/1/2012[e,f]	71,250
	Peabody Energy Corporation
300,000	5.875%, 4/15/2016	285,750

Principal Amount	Long-Term Fixed Income (64.3%)	Value
Basic Materials (3.0%) - continued
	Smurfit-Stone Container Enterprises, Inc.
$240,000	8.000%, 3/15/2017[e,f]	$170,400
	Steel Dynamics, Inc.
250,000	8.250%, 4/15/2016[c]	251,250
	Stora Enso Oyj
300,000	6.404%, 4/15/2016[c]	264,226
	Teck Resources, Ltd.
150,000	10.250%, 5/15/2016	169,500
150,000	10.750%, 5/15/2019	174,375
	Terra Capital, Inc.
180,000	7.000%, 2/1/2017	187,650

	Total Basic Materials	3,962,301

Capital Goods (2.1%)
	Case New Holland, Inc.
290,000	7.125%, 3/1/2014	284,200
	L-3 Communications Corporation
390,000	5.875%, 1/15/2015	388,050
	Leucadia National Corporation
370,000	7.125%, 3/15/2017	355,200
	Owens-Illinois, Inc.
320,000	7.800%, 5/15/2018	320,800
	RBS Global, Inc./Rexnord Corporation
290,000	9.500%, 8/1/2014	281,300
	SPX Corporation
295,000	7.625%, 12/15/2014	297,213
	Textron, Inc.
450,000	7.250%, 10/1/2019	456,002
	TransDigm, Inc.
150,000	7.750%, 7/15/2014	148,875
	United Rentals North America, Inc.
350,000	7.000%, 2/15/2014	304,500

	Total Capital Goods	2,836,140

Collateralized Mortgage Obligations (12.8%)
	Bear Stearns Adjustable Rate Mortgage Trust
1,848,005	4.625%, 8/25/2010[d]	1,601,422
	Citigroup Mortgage Loan Trust, Inc.
1,163,777	5.500%, 11/25/2035	817,110
	Citimortgage Alternative Loan Trust
1,547,901	5.750%, 4/25/2037	1,156,525
	Countrywide Alternative Loan Trust
1,142,106	6.000%, 4/25/2036	1,026,850
718,647	6.000%, 1/25/2037	523,756
	Deutsche Alt-A Securities, Inc.
2,332,503	1.016%, 10/1/2009[d]	1,147,241
795,638	5.500%, 10/25/2021	602,696
	First Horizon ABS Trust
1,165,381	5.842%, 8/25/2037	867,154
	GSR Mortgage Loan Trust
1,475,044	0.436%, 10/26/2009[d]	1,044,323
	J.P. Morgan Alternative Loan Trust
514,819	0.316%, 10/25/2009[d]	444,039

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (64.3%)	Value
Collateralized Mortgage Obligations (12.8%) - continued
	J.P. Morgan Mortgage Trust
$498,706	6.500%, 1/25/2035	$458,186
1,018,940	6.007%, 10/25/2036	834,782
	MASTR Alternative Loans Trust
1,436,780	6.500%, 5/25/2034	1,248,203
659,294	6.500%, 7/25/2034	520,018
	Structured Adjustable Rate Mortgage Loan Trust
931,326	5.936%, 9/25/2036	243,636
	Washington Mutual Mortgage Pass-Through Certificates
2,080,662	1.651%, 10/1/2009[d]	775,347
1,242,827	5.605%, 11/25/2036	985,535
1,117,069	5.836%, 8/25/2046	937,403
	Wells Fargo Mortgage Backed Securities Trust
2,321,218	6.027%, 9/25/2036	576,816
1,585,286	6.000%, 7/25/2037	1,307,860

	Total Collateralized Mortgage Obligations	17,118,902

Commercial Mortgage-Backed Securities (6.5%)
	Banc of America Commercial Mortgage, Inc.
1,250,000	5.929%, 5/10/2045	1,201,676
1,250,000	5.356%, 10/10/2045	1,064,050
	Commercial Mortgage Pass-Through Certificates
1,000,000	0.423%, 10/15/2009[d,g]	619,014
	Greenwich Capital Commercial Funding Corporation
1,250,000	5.867%, 12/10/2049	902,600
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,750,000	5.336%, 5/15/2047	1,499,526
	LB-UBS Commercial Mortgage Trust
1,250,000	4.568%, 1/15/2031	1,180,864
	Wachovia Bank Commercial Mortgage Trust
2,000,000	0.363%, 10/15/2009[d,g]	1,157,104
1,250,000	5.765%, 7/15/2045	1,122,360

	Total Commercial Mortgage-Backed Securities	8,747,194

Communications Services (6.6%)
	American Tower Corporation
180,000	7.000%, 10/15/2017	184,500
	Charter Communications Operating, LLC
300,000	10.375%, 4/30/2014[c,f]	306,000
	Cricket Communications, Inc.
295,000	9.375%, 11/1/2014	299,425
	CSC Holdings, Inc.
550,000	7.625%, 4/1/2011	570,625
150,000	8.500%, 4/15/2014[c]	157,500
	Dex Media West, LLC/Dex Media West Finance Company
99,000	9.875%, 8/15/2013[f]	17,820

Principal Amount	Long-Term Fixed Income (64.3%)	Value
Communications Services (6.6%) - continued
	DIRECTV Holdings, LLC
$310,000	7.625%, 5/15/2016	$331,700
	EchoStar DBS Corporation
285,000	6.625%, 10/1/2014	277,163
	Frontier Communications Corporation
150,000	8.125%, 10/1/2018	150,938
	Intelsat Subsidiary Holding Company, Ltd.
240,000	8.500%, 1/15/2013	243,000
295,000	8.875%, 1/15/2015	300,163
	Level 3 Financing, Inc.
470,000	9.250%, 11/1/2014	414,187
	Mediacom Broadband, LLC
290,000	8.500%, 10/15/2015	292,900
	Nielsen Finance, LLC/Nielsen Finance Company
150,000	10.000%, 8/1/2014	150,750
	NTL Cable plc
240,000	9.125%, 8/15/2016	246,600
	Paetec Holding Corporation
180,000	8.875%, 6/30/2017[c]	179,100
	Quebecor Media, Inc.
420,000	7.750%, 3/15/2016	415,800
	Qwest Communications International, Inc.
280,000	7.250%, 2/15/2011	283,850
	R.H. Donnelley Corporation
300,000	6.875%, 1/15/2013[f]	17,250
	R.H. Donnelley, Inc.
9,000	11.750%, 5/15/2015[c,f]	5,085
	Sprint Capital Corporation
290,000	8.375%, 3/15/2012	299,425
	Sprint Nextel Corporation
380,000	8.375%, 8/15/2017	378,100
	Time Warner Cable, Inc.
300,000	5.850%, 5/1/2017	316,304
450,000	8.250%, 4/1/2019	543,913
	Verizon Wireless Capital, LLC
450,000	8.500%, 11/15/2018[c]	561,884
	Videotron Ltee
390,000	6.875%, 1/15/2014	386,100
	Wind Acquistion Finance SA
180,000	11.750%, 7/15/2017[c]	202,950
	Windstream Corporation
350,000	8.625%, 8/1/2016	357,875
1,000,000	7.875%, 11/1/2017[c,h]	995,000

	Total Communications Services	8,885,907

Consumer Cyclical (6.4%)
	AMC Entertainment, Inc.
300,000	8.750%, 6/1/2019[i]	309,750
	American Axle & Manufacturing, Inc.
100,000	5.250%, 2/11/2014	69,000
	Ameristar Casinos, Inc.
220,000	9.250%, 6/1/2014[c]	228,250
	Burlington Coat Factory Warehouse Corporation
220,000	11.125%, 4/15/2014[i]	215,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (64.3%)	Value
Consumer Cyclical (6.4%) - continued
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
$350,000	10.125%, 3/1/2012	$304,500
	CVS Caremark Corporation
300,000	6.600%, 3/15/2019	338,181
	D.R. Horton, Inc.
300,000	6.500%, 4/15/2016	295,125
	Dollarama Group, LP
139,000	7.468%, 12/15/2009[d]	141,780
180,000	8.875%, 8/15/2012	184,050
	Ford Motor Credit Company, LLC
640,000	8.000%, 6/1/2014	615,038
	Gaylord Entertainment Company
220,000	6.750%, 11/15/2014	203,500
	Goodyear Tire & Rubber Company
150,000	8.625%, 12/1/2011	154,875
	Harrah’s Operating Company, Inc.
220,000	11.250%, 6/1/2017[c]	226,050
	Host Marriott, LP
570,000	6.375%, 3/15/2015	540,075
	KB Home
280,000	6.250%, 6/15/2015	267,400
	Lear Corporation
195,000	8.500%, 12/1/2013[f]	128,700
	Limited Brands, Inc.
350,000	6.900%, 7/15/2017	330,033
	MGM MIRAGE
150,000	7.500%, 6/1/2016	116,250
110,000	11.125%, 11/15/2017[c]	120,175
60,000	11.375%, 3/1/2018[c]	56,400
	Neiman Marcus Group, Inc.
150,000	10.375%, 10/15/2015	128,250
	Peninsula Gaming, LLC
140,000	8.375%, 8/15/2015[c]	140,000
210,000	10.750%, 8/15/2017[c]	211,050
	Pokagon Gaming Authority
270,000	10.375%, 6/15/2014[c]	280,800
	Rite Aid Corporation
240,000	7.500%, 3/1/2017	211,200
150,000	9.500%, 6/15/2017	121,500
	Service Corporation International
170,000	6.750%, 4/1/2015	166,600
	Shingle Springs Tribal Gaming Authority
320,000	9.375%, 6/15/2015[c]	230,400
	Toys R Us Property Company I, LLC
180,000	10.750%, 7/15/2017[c]	193,500
	TRW Automotive, Inc.
240,000	7.000%, 3/15/2014[c]	218,400
	Tunica Biloxi Gaming Authority
360,000	9.000%, 11/15/2015[g]	324,000
	Turning Stone Resort Casino Enterprise
280,000	9.125%, 9/15/2014[g]	267,400
	Universal City Florida Holding Company I/II
242,000	5.233%, 11/1/2009[d]	236,555
	Viacom, Inc.
450,000	6.250%, 4/30/2016	485,351

Principal Amount	Long-Term Fixed Income (64.3%)	Value
Consumer Cyclical (6.4%) - continued
	Warnaco, Inc.
$210,000	8.875%, 6/15/2013	$215,250
	West Corporation
100,000	9.500%, 10/15/2014	98,000
	Wyndham Worldwide Corporation
200,000	6.000%, 12/1/2016	180,064

	Total Consumer Cyclical	8,553,052

Consumer Non-Cyclical (4.2%)
	Altria Group, Inc.
450,000	9.950%, 11/10/2038	611,818
	Biomet, Inc.
170,000	10.000%, 10/15/2017[c]	181,050
130,000	10.375%, 10/15/2017	138,125
	Bunge Limited Finance Corporation
354,000	8.500%, 6/15/2019[i]	408,102
	Community Health Systems, Inc.
480,000	8.875%, 7/15/2015	492,000
	Constellation Brands, Inc.
125,000	7.250%, 9/1/2016	124,375
	DJO Finance, LLC
30,000	10.875%, 11/15/2014	30,675
	HCA, Inc.
300,000	6.750%, 7/15/2013	287,250
550,000	9.250%, 11/15/2016	568,563
	Jarden Corporation
250,000	7.500%, 5/1/2017[e]	243,125
	Kroger Company
450,000	6.400%, 8/15/2017	497,904
	M-Foods Holdings, Inc.
200,000	9.750%, 10/1/2013[c]	205,500
	Michael Foods, Inc.
230,000	8.000%, 11/15/2013	233,450
	Omnicare, Inc.
180,000	6.875%, 12/15/2015	172,800
	Stater Brothers Holdings, Inc.
290,000	8.125%, 6/15/2012	291,450
	Tenet Healthcare Corporation
300,000	7.375%, 2/1/2013	297,000
150,000	9.000%, 5/1/2015[c]	156,750
150,000	10.000%, 5/1/2018[c]	165,375
	U.S. Oncology, Inc.
130,000	10.750%, 8/15/2014	135,850
200,000	9.125%, 8/15/2017[c]	210,500
	Visant Corporation
150,000	7.625%, 10/1/2012	150,187

	Total Consumer Non-Cyclical	5,601,849

Energy (2.7%)
	Chesapeake Energy Corporation
470,000	6.375%, 6/15/2015	436,513
200,000	6.250%, 1/15/2018	179,000
	Cie Generale de Geophysique Veritas
300,000	7.500%, 5/15/2015	298,500
	Connacher Oil and Gas, Ltd.
280,000	10.250%, 12/15/2015[c]	228,200
	Denbury Resources, Inc.
220,000	7.500%, 12/15/2015	218,350
	Forest Oil Corporation
270,000	7.250%, 6/15/2019	252,450

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (64.3%)	Value
Energy (2.7%) - continued
	Marathon Oil Corporation
$450,000	7.500%, 2/15/2019	$519,042
	Mariner Energy, Inc.
160,000	11.750%, 6/30/2016	172,400
	Newfield Exploration Company
225,000	6.625%, 4/15/2016	220,500
	PetroHawk Energy Corporation
270,000	9.125%, 7/15/2013	277,425
	Petroplus Finance, Ltd.
200,000	7.000%, 5/1/2017[c]	182,000
	Plains Exploration & Production Company
230,000	7.750%, 6/15/2015	228,275
280,000	10.000%, 3/1/2016	301,700
	Sandridge Energy, Inc.
120,000	9.875%, 5/15/2016[c]	125,100

	Total Energy	3,639,455

Financials (6.3%)
	AvalonBay Communities, Inc.
450,000	5.750%, 9/15/2016	465,967
	AXA SA
300,000	6.463%, 12/14/2018[c]	232,500
	BBVA Bancomer SA
300,000	6.008%, 5/17/2022[c]	268,274
	Boston Properties, LP
450,000	5.000%, 6/1/2015[i]	440,648
	Deluxe Corporation
150,000	5.125%, 10/1/2014	132,750
	Developers Diversified Realty Corporation, Convertible
145,000	3.000%, 3/15/2012	127,781
	ERP Operating, LP
450,000	5.750%, 6/15/2017	445,738
	General Motors Acceptance Corporation, LLC
170,000	5.375%, 6/6/2011[c,e]	156,825
150,000	6.875%, 9/15/2011[c]	141,750
120,000	7.500%, 12/31/2013[c]	105,000
	HCP, Inc.
450,000	6.700%, 1/30/2018	432,960
	J.P. Morgan Chase Capital XX
560,000	6.550%, 9/29/2036	520,101
	Lehman Brothers Holdings, Inc.
600,000	7.000%, 9/27/2027[f]	102,000
	Liberty Mutual Group, Inc.
300,000	10.750%, 6/15/2058[c]	285,000
	Lincoln National Corporation
870,000	7.000%, 5/17/2066	622,050
	MetLife, Inc.
75,000	7.875%, 12/15/2037[c]	70,500
	Mitsubishi UFG Capital Finance, Ltd.
300,000	6.346%, 7/25/2016	277,134
	Nuveen Investments, Inc.
90,000	10.500%, 11/15/2015[c]	77,850
	ProLogis Trust
290,000	5.625%, 11/15/2016	260,208
	Prudential Financial, Inc.
430,000	8.875%, 6/15/2038	421,400
	Rabobank Nederland
435,000	11.000%, 6/30/2019[c]	532,875

Principal Amount	Long-Term Fixed Income (64.3%)	Value
Financials (6.3%) - continued
	Regency Centers, LP
$450,000	5.875%, 6/15/2017	$422,972
	Simon Property Group, LP
450,000	6.125%, 5/30/2018	453,409
	Swiss RE Capital I, LP
580,000	6.854%, 5/25/2016[c]	435,000
	Wachovia Capital Trust III
580,000	5.800%, 3/15/2011	400,200
	Wells Fargo Capital XIII
670,000	7.700%, 3/26/2013	589,600

	Total Financials	8,420,492

Technology (1.3%)
	Amkor Technology, Inc.
150,000	7.750%, 5/15/2013	150,000
	Avago Technologies Finance Pte
36,000	5.861%, 12/1/2009[d]	35,280
80,000	10.125%, 12/1/2013	84,200
	First Data Corporation
550,000	9.875%, 9/24/2015	508,062
	Freescale Semiconductor, Inc.
200,000	8.875%, 12/15/2014	153,000
	NXP BV/NXP Funding, LLC
29,000	10.000%, 7/15/2013[c]	28,420
90,000	7.875%, 10/15/2014	70,650
	Seagate Technology HDD Holdings
230,000	6.800%, 10/1/2016	211,025
	Sungard Data Systems, Inc.
570,000	4.875%, 1/15/2014	513,000

	Total Technology	1,753,637

Transportation (0.8%)
	Delta Air Lines, Inc.
180,000	7.920%, 11/18/2010	174,600
	Hertz Corporation
370,000	8.875%, 1/1/2014	373,700
	Kansas City Southern de Mexico SA de CV
210,000	7.625%, 12/1/2013	203,700
300,000	12.500%, 4/1/2016[c]	331,500

	Total Transportation	1,083,500

Utilities (5.6%)
	AES Corporation
570,000	7.750%, 10/15/2015	572,850
	Copano Energy, LLC
290,000	8.125%, 3/1/2016	282,750
	Dominion Resources, Inc.
600,000	6.300%, 9/30/2066	480,000
	Dynegy Holdings, Inc.
150,000	6.875%, 4/1/2011[e]	152,250
170,000	8.375%, 5/1/2016	158,950
	Edison Mission Energy
180,000	7.750%, 6/15/2016	157,500
270,000	7.000%, 5/15/2017	225,450
	El Paso Corporation
150,000	12.000%, 12/12/2013	171,000
320,000	6.875%, 6/15/2014	313,600
	Enbridge Energy Partners, LP
600,000	8.050%, 10/1/2037	534,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (64.3%)	Value
Utilities (5.6%) - continued
	Energy Future Holdings Corporation
$290,000	10.875%, 11/1/2017	$218,950
	Energy Transfer Partners, LP
450,000	6.625%, 10/15/2036	467,068
	Enterprise Products Operating, LP
1,000,000	7.034%, 1/15/2068	875,000
	NRG Energy, Inc.
475,000	7.375%, 2/1/2016	459,562
	Pacific Energy Partners, LP/Pacific Energy Finance Corporation
170,000	7.125%, 6/15/2014	176,057
	Regency Energy Partners, LP
150,000	8.375%, 12/15/2013	151,500
210,000	9.375%, 6/1/2016[c]	218,400
	Sabine Pass LNG, LP
295,000	7.500%, 11/30/2016	251,856
	SemGroup, LP
210,000	8.750%, 11/15/2015[c,f]	13,650
	Southern Star Central Corporation
150,000	6.750%, 3/1/2016	143,250
	Southern Union Company
600,000	7.200%, 11/1/2066	472,500
	Texas Competitive Electric Holdings Company, LLC
390,000	10.250%, 11/1/2015	280,800
	Trans-Canada Pipelines
600,000	6.350%, 5/15/2067	525,685
	Williams Partners, LP
170,000	7.250%, 2/1/2017	167,061

	Total Utilities	7,469,689

	Total Long-Term Fixed Income (cost $89,202,281)	85,976,513

Shares	Common Stock (25.3%)	Value
Consumer Discretionary (1.8%)
2,700	Best Buy Company, Inc.	101,304
4,000	Genuine Parts Company	152,240
15,400	Home Depot, Inc.	410,256
3,700	McDonald’s Corporation	211,159
7,200	McGraw-Hill Companies, Inc.	181,008
6,100	Snap-On, Inc.	212,036
2,700	Stanley Works	115,263
5,700	Staples, Inc.	132,354
4,600	Starwood Hotels & Resorts Worldwide, Inc.	151,938
9,266	Time Warner, Inc.	266,676
2,900	VF Corporation	210,047
3,200	Whirlpool Corporation	223,872

	Total Consumer Discretionary	2,368,153

Consumer Staples (2.0%)
10,400	Altria Group, Inc.	185,224
2,000	Coca-Cola Company	107,400
1,600	Diageo plc ADR	98,384
2,600	General Mills, Inc.	167,388
3,300	Kimberly-Clark Corporation	194,634
8,700	Kraft Foods, Inc.	228,549
3,000	Lorillard, Inc.	222,900

Shares	Common Stock (25.3%)	Value
Consumer Staples (2.0%) - continued
5,800	Nash Finch Company	$158,572
8,000	Nu Skin Enterprises, Inc.	148,240
2,000	PepsiCo, Inc.	117,320
7,200	Philip Morris International, Inc.	350,928
4,440	Procter & Gamble Company	257,165
11,300	Spartan Stores, Inc.	159,669
12,300	SUPERVALU, Inc.	185,238
2,900	Wal-Mart Stores, Inc.	142,361

	Total Consumer Staples	2,723,972

Energy (2.6%)
3,700	BP plc ADR	196,951
9,400	Chevron Corporation	662,042
11,600	ConocoPhillips	523,856
900	Diamond Offshore Drilling, Inc.	85,968
7,700	Exxon Mobil Corporation	528,297
10,400	Marathon Oil Corporation	331,760
11,400	Noble Corporation	432,744
2,600	Occidental Petroleum Corporation	203,840
4,200	Royal Dutch Shell plc ADR	240,198
5,900	Teekay Shipping Corporation	129,033
2,300	Total SA ADR	136,298

	Total Energy	3,470,987

Financials (9.0%)
6,900	ACE, Ltd.[j]	368,874
6,400	AFLAC, Inc.	273,536
13,100	Allstate Corporation	401,122
5,400	AMB Property Corporation	123,930
5,000	American Campus Communities, Inc.	134,250
6,400	Ameriprise Financial, Inc.	232,512
5,153	AvalonBay Communities, Inc.	374,778
16,200	Bank of America Corporation	274,104
5,800	Bank of New York Mellon Corporation	168,142
4,700	BB&T Corporation	128,028
6,200	Boston Properties, Inc.	406,410
3,600	BRE Properties, Inc.	112,680
10,300	Brookfield Properties Corporation	115,978
4,300	Camden Property Trust	173,290
8,000	Chubb Corporation	403,280
4,800	Corporate Office Properties Trust	177,024
14,500	DCT Industrial Trust, Inc.	74,095
6,300	Digital Realty Trust, Inc.	287,973
8,600	Douglas Emmett, Inc.	105,608
3,100	Equity Lifestyle Properties, Inc.	132,649
13,300	Equity Residential REIT	408,310
2,500	Essex Property Trust, Inc.	198,950
4,800	Federal Realty Investment Trust	294,576
1,300	Goldman Sachs Group, Inc.	239,655
11,600	Health Care Property Investors, Inc.	333,384
5,800	Health Care REIT, Inc.	241,396
5,900	Highwoods Properties, Inc.	185,555
2,400	Home Properties, Inc.	103,416
1,300	Hospitality Properties Trust	26,481
26,100	Host Marriott Corporation	307,197
10,100	J.P. Morgan Chase & Company	442,582
11,745	Kimco Realty Corporation	153,155
6,500	Liberty Property Trust	211,445
6,074	Macerich Company[e]	184,224
5,000	Mack-Cali Realty Corporation	161,650

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (25.3%)	Value
Financials (9.0%) - continued
7,500	Nationwide Health Properties, Inc.	$232,425
3,800	Plum Creek Timber Company, Inc.[e]	116,432
3,000	PNC Financial Services Group, Inc.	145,770
12,400	ProLogis Trust	147,808
5,302	Public Storage, Inc.	398,922
5,300	Regency Centers Corporation	196,365
8,000	Senior Housing Property Trust	152,880
5,924	Simon Property Group, Inc.	411,303
5,800	State Street Corporation	305,080
24,100	Sunstone Hotel Investors, Inc.[j]	171,110
3,700	Tanger Factory Outlet Centers, Inc.[e]	138,158
4,600	Taubman Centers, Inc.	165,968
9,500	Travelers Companies, Inc.	467,685
8,600	U.S. Bancorp	187,996
9,300	Ventas, Inc.	358,050
6,616	Vornado Realty Trust	426,137

	Total Financials	11,982,328

Health Care (2.3%)
4,500	Abbott Laboratories	222,615
37,800	Boston Scientific Corporation[j]	400,302
9,100	Bristol-Myers Squibb Company	204,932
4,100	Eli Lilly and Company	135,423
6,200	Johnson & Johnson	377,518
2,700	Medtronic, Inc.	99,360
13,000	Merck & Company, Inc.	411,190
7,900	Novartis AG ADR	398,002
40,200	Pfizer, Inc.	665,310
4,800	Wyeth	233,184

	Total Health Care	3,147,836

Industrials (2.3%)
2,000	3M Company	147,600
2,700	Dover Corporation	104,652
3,200	Eaton Corporation	181,088
3,800	Emerson Electric Company	152,304
2,300	FedEx Corporation	173,006
2,300	Fluor Corporation	116,955
4,300	General Dynamics Corporation	277,780
21,500	General Electric Company	353,030
5,200	Honeywell International, Inc.	193,180
5,800	Illinois Tool Works, Inc.	247,718
2,300	Parker-Hannifin Corporation	119,232
16,900	R.R. Donnelley & Sons Company	359,294
8,400	Tyco International, Ltd.	289,632
1,900	United Parcel Service, Inc.	107,293
4,100	United Technologies Corporation	249,813

	Total Industrials	3,072,577

Information Technology (2.6%)
6,100	Cisco Systems, Inc.[j]	143,594
28,200	EarthLink, Inc.	237,162
200	Google, Inc.[j]	99,170
8,300	Harris Corporation	312,080
11,300	Heartland Payment Systems, Inc.	163,963
5,900	Hewlett-Packard Company	278,539
15,400	Intel Corporation	301,378
3,800	International Business Machines Corporation	454,518
17,100	Microsoft Corporation	442,719

Shares	Common Stock (25.3%)	Value
Information Technology (2.6%) - continued
17,700	Oracle Corporation	$368,868
6,400	Paychex, Inc.	185,920
12,064	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	132,221
7,800	Tyco Electronics, Ltd.	173,784
22,600	United Online, Inc.	181,704

	Total Information Technology	3,475,620

Materials (1.1%)
1,300	Air Products and Chemicals, Inc.	100,854
3,300	BHP Billiton, Ltd.	217,833
5,800	E.I. du Pont de Nemours and Company	186,412
2,300	Lubrizol Corporation	164,358
3,000	Nucor Corporation	141,030
12,000	Olin Corporation	209,280
6,500	Packaging Corporation of America	132,600
2,200	PPG Industries, Inc.	128,062
4,400	Southern Copper Corporation	135,036

	Total Materials	1,415,465

Telecommunications Services (0.8%)
20,300	AT&T, Inc.	548,303
11,900	Verizon Communications, Inc.	360,213
8,200	Vodafone Group plc ADR	184,500

	Total Telecommunications Services	1,093,016

Utilities (0.8%)
3,000	AGL Resources, Inc.	105,810
11,700	Duke Energy Corporation	184,158
3,600	Energen Corporation	155,160
4,700	Integrys Energy Group, Inc.	168,683
15,500	Mirant Corporation[j]	254,665
11,800	NiSource, Inc.	163,902
2,300	PG&E Corporation	93,127

	Total Utilities	1,125,505

	Total Common Stock (cost $34,215,854)	33,875,459

Shares	Mutual Funds (1.5%)	Value
Fixed Income Mutual Funds (1.5%)
464,191	Thrivent High Yield Fund	2,065,650

	Total Fixed Income Mutual Funds	2,065,650

	Total Mutual Funds (cost $1,750,000)	2,065,650

Shares	Preferred Stock (0.3%)	Value
Financials (0.2%)
4,000	Bank of America Corporation, 8.625%	94,680
4,000	Federal National Mortgage Association, 8.250%[j]	6,440
101	Preferred Blocker, Inc., 7.000%[c]	58,735

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Preferred Stock (0.3%)	Value
Financials (0.2%) - continued
4,000	U.S. Bancorp, 7.875%	$108,600

	Total Financials	268,455

Utilities (0.1%)
4,000	Xcel Energy, Inc., 7.600%	103,920

	Total Utilities	103,920

	Total Preferred Stock (cost $426,790)	372,375

Shares	Collateral Held for Securities Loaned (0.6%)	Value
805,045	Thrivent Financial Securities Lending Trust	805,045

	Total Collateral Held for Securities Loaned (cost $805,045)	805,045

Shares or Principal Amount	Short-Term Investments (7.9%)[k]	Value
	Federal Home Loan Bank Discount Notes
1,500,000	0.200%, 3/17/2010[l]	1,498,632
9,023,003	Thrivent Money Market Fund	9,023,003

	Total Short-Term Investments (at amortized cost)	10,521,635

	Total Investments (cost $137,047,966) 100.0%	$133,756,443

	Other Assets and Liabilities, Net (<0.1%)	(32,302)

	Total Net Assets 100.0%	$133,724,141

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2009, the value of these investments was $12,777,249 or 9.6% of total net assets.
d	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
e	All or a portion of the security is on loan.
f	In bankruptcy.

g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Fund owned as of September 30, 2009.

Security	Acquisition Date	Cost
Commercial Mortgage Pass-Through Certificates	5/2/2007	$1,000,000
Tunica Biloxi Gaming Authority	11/8/2005	360,000
Turning Stone Resort Casino Enterprise	9/8/2006	261,098
Wachovia Bank Commercial Mortgage Trust	4/25/2007	2,000,000

h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	All or a portion of the security was earmarked to cover options.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
l	At September 30, 2009, $1,498,632 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,760,258
Gross unrealized depreciation	(11,051,781)

Net unrealized appreciation (depreciation)	($3,291,523)

Cost for federal income tax purposes	$137,047,966

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Financials	139,766	–	139,766	–
Long-Term Fixed Income
Asset-Backed Securities	7,904,395	–	7,904,395	–
Basic Materials	3,962,301	–	3,962,301	–
Capital Goods	2,836,140	–	2,836,140	–
Collateralized Mortgage Obligations	17,118,902	–	17,118,902	–
Commercial Mortgage-Backed Securities	8,747,194	–	8,747,194	–
Communications Services	8,885,907	–	8,885,907	–
Consumer Cyclical	8,553,052	–	8,553,052	–
Consumer Non-Cyclical	5,601,849	–	5,601,849	–
Energy	3,639,455	–	3,639,455	–
Financials	8,420,492	–	8,420,492	–
Technology	1,753,637	–	1,753,637	–
Transportation	1,083,500	–	908,900	174,600
Utilities	7,469,689	–	7,469,689	–
Common Stock
Consumer Discretionary	2,368,153	2,368,153	–	–
Consumer Staples	2,723,972	2,723,972	–	–
Energy	3,470,987	3,470,987	–	–
Financials	11,982,328	11,982,328	–	–
Health Care	3,147,836	3,147,836	–	–
Industrials	3,072,577	3,072,577	–	–
Information Technology	3,475,620	3,475,620	–	–
Materials	1,415,465	1,415,465	–	–
Telecommunications Services	1,093,016	1,093,016	–	–
Utilities	1,125,505	1,125,505	–	–
Mutual Funds
Fixed Income Mutual Funds	2,065,650	2,065,650	–	–
Preferred Stock
Financials	268,455	209,720	58,735	–
Utilities	103,920	103,920	–	–
Collateral Held for Securities Loaned	805,045	805,045	–	–
Short-Term Investments	10,521,635	9,023,003	1,498,632	–

Total	$133,756,443	$46,082,797	$87,499,046	$174,600

Other Financial Instruments*	$138,876	$138,876	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Diversified Income Plus Fund.

Investments in Securities	Value December 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers in and/or (Out of) Level 3	Value September 30, 2009
Long-Term Fixed Income
Asset-Backed Securities	1,854,895	–	–	154,605	–	(2,009,500)	–
Transportation	598,228	1,644	(167,976)	307,297	(564,593)	–	174,600
Preferred Stock
Financials	423,368	–	(120,758)	149,000	(392,875)	(58,735)	–

Total	$2,876,491	$1,644	($288,734)	$610,902	($957,468)	($2,068,235)	$174,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	39	December 2009	$4,461,049	$4,527,657	$66,608
10-Yr. U.S. Treasury Bond Futures	(20)	December 2009	(2,322,439)	(2,366,563)	(44,124)
S&P 500 Index Mini-Futures	105	December 2009	5,413,746	5,527,725	113,979
Total Futures Contracts					$136,463

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	25	$1,090.00	October 2009	($7,000)	$2,413
Total Call Options Written				($7,000)	$2,413

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
High Yield	$–	$1,750,000	$–	464,191	$2,065,650	$75,527
Money Market	3,960,876	49,572,664	44,510,537	9,023,003	9,023,003	23,769
Thrivent Financial Securities Lending Trust	2,951,110	14,090,610	16,236,675	805,045	805,045	14,803
Total Value and Income Earned	6,911,986				11,893,698	114,099

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Notes to Schedule of Investments

As of September 30, 2009

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Funds, other than Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a fund security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Fund are determined once per week using prices supplied by the Funds’ independent pricing service. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Generally Accepted Accounting Principles defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value requirements, which improve the consistency and comparability of fair value measurements used in financial reporting. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value and the related realized and unrealized foreign exchange gains and losses are recorded. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the foreign currency contract increases in value to the Fund, the Fund receives collateral from the counterparty.

Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid and has no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in

16

Notes to Schedule of Investments

As of September 30, 2009

(unaudited)

the price of the underlying security. The counterparty risk for written options arises when the Fund has purchased an option, exercised that option, and the counterparty does not buy or sell the Fund’s underlying asset as required. In the case where the Fund has sold an option, the Fund does not have counterparty risk. Counterparty risk on written options is partially mitigated by the Fund’s collateral posting requirements. As the written option increases in value to the Fund, the Fund receives collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities, with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static Funds of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS contracts, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Fund’s Schedule of Investments for additional information as of September 30, 2009.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

17

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 25, 2009	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 25, 2009	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: November 25, 2009	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer